Other Current Assets	12 Months Ended
Dec. 31, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Current Assets	Other Current Assets

	December 31, 2020 $	December 31, 2019 $
Prepaid expenses	25,053	20,840
Other current assets	17,478	6,810
Foreign exchange contracts	16,340	5,830
Deposits	9,376	12,853
	68,247	46,333